Employee Benefit Plans - Funded Status of the Plans (Details) - Pension Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation:
Projected benefit obligation at beginning of year	$ 38.6	$ 34.4	$ 31.6
Service cost	0.4	0.4	0.4
Interest cost	0.7	0.7	0.8
Benefits paid	1.2	1.0	0.8
Actuarial (gain) loss	(2.0)	(0.4)	5.3
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	(0.4)	0.0	0.0
Foreign currency translation adjustments	(1.6)	4.5	(2.9)
Projected benefit obligation at end of year	34.5	38.6	34.4
Change in plans assets:
Fair value of plan assets at beginning of year	6.9	5.9	5.7
Employer contributions	0.1	0.2	0.5
Actual return on plan assets	(0.2)	0.5	1.0
Benefits paid	(0.4)	(0.3)	(0.1)
Foreign currency translation adjustments	(0.3)	0.6	(1.2)
Fair value of plan assets at end of year	6.1	6.9	5.9
Underfunded status	$ 28.4	$ 31.7	$ 28.5